Summary of Company's significant contractual lease obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Total	$ 223
Less than 1 year	182
1-3 years	35
Facility Leases [Member]
Other Commitments [Line Items]
Total	212
Less than 1 year	178
1-3 years	35
Car Leases [Member]
Other Commitments [Line Items]
Total	11
Less than 1 year	11
1-3 years